Other Financial Expenses, Net - Other Financial Expenses, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Yard cost cover expense	$ (22.1)	$ (28.2)	$ (12.8)
Foreign exchange loss	(2.8)	(0.9)	(2.8)
Bank commitment, guarantee and other fees	(2.3)	(12.7)	(4.2)
Other financial income / (expenses)	0.3	(0.1)	4.5
Total	(26.9)	(41.9)	$ (15.3)
Financing fees	$ 0.0	$ 10.7